Document and Entity Information	Nov. 04, 2026
Cover [Abstract]
Entity Registrant Name	LEMAITRE VASCULAR INC
Amendment Flag	false
Entity Central Index Key	0001158895
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity File Number	001-33092
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	04-2825458
Entity Address, Address Line One	63 Second Avenue
Entity Address, City or Town	Burlington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01803
City Area Code	781
Local Phone Number	221-2266
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.01 par value per share
Trading Symbol	LMAT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false